John Hancock
Preferred Income Fund
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Shares	Value
Preferred securities 92.2% (63.6% of Total investments)		$503,230,049
(Cost $478,131,235)
Communication services 7.1%		38,685,925
Diversified telecommunication services 1.7%
Qwest Corp., 6.750%	360,000	9,471,600
Wireless telecommunication services 5.4%
Telephone & Data Systems, Inc., 6.000%	270,825	7,101,032
Telephone & Data Systems, Inc., 6.625%	259,750	7,124,943
U.S. Cellular Corp., 5.500%	135,000	3,592,350
U.S. Cellular Corp., 5.500%	140,000	3,707,200
U.S. Cellular Corp., 6.250%	280,000	7,688,800
Consumer discretionary 1.9%		10,142,880
Internet and direct marketing retail 1.9%
Qurate Retail, Inc., 8.000%	73,500	8,024,730
QVC, Inc., 6.250%	81,000	2,118,150
Consumer staples 2.4%		13,299,000
Food products 2.4%
Ocean Spray Cranberries, Inc., 6.250% (A)	143,000	13,299,000
Energy 1.9%		10,308,150
Oil, gas and consumable fuels 1.9%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,640,600
NuStar Logistics LP (3 month LIBOR + 6.734%), 6.866% (C)	185,000	4,667,550
Financials 34.9%		190,541,079
Banks 18.0%
Bank of America Corp., 6.000% (B)	134,281	3,574,560
Bank of America Corp. (6.450% to 12-15-66, then 3 month LIBOR + 1.327%) (B)	135,000	3,586,950
Bank of America Corp., 7.250% (B)(D)	8,500	12,173,870
Citigroup Capital XIII (3 month LIBOR + 6.370%), 6.502% (B)(C)	384,725	10,560,701
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%)	318,337	8,942,086
Fifth Third Bancorp, 6.000% (B)(D)	234,293	6,250,937
First Republic Bank, 4.000% (B)	205,000	4,997,900
First Republic Bank, 4.700% (B)	164,175	4,401,532
Fulton Financial Corp., 5.125% (B)	140,075	3,686,774
Pinnacle Financial Partners, Inc., 6.750%	175,000	4,933,250
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	4,925,600
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	135,000	3,472,200
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%) (B)(D)	322,025	9,065,004
Wells Fargo & Company, 7.500% (B)(D)	9,500	14,439,715
WesBanco, Inc. (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	114,000	3,274,080
Western Alliance Bancorp, 6.250%	7,900	199,159
Capital markets 5.4%
Brookfield Finance, Inc., 4.625% (B)	125,000	3,178,750
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	235,000	6,725,700
Morgan Stanley (6.875% to 1-15-24, then 3 month LIBOR + 3.940%)	100,000	2,825,000
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)(D)	595,424	16,910,042
Consumer finance 1.4%
Navient Corp., 6.000% (B)	294,071	7,519,395
2	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 10.0%
AEGON Funding Company LLC, 5.100% (B)	324,625	$8,745,398
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	158,375	4,534,276
American Financial Group, Inc., 5.125% (B)(D)	153,425	4,165,489
American International Group, Inc., 5.850% (B)	249,000	6,782,760
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)(D)	305,000	9,116,450
Brighthouse Financial, Inc., 6.600%	281,775	7,745,995
Prudential PLC, 6.500%	54,500	1,394,110
Prudential PLC, 6.750%	51,000	1,303,050
RenaissanceRe Holdings, Ltd., 4.200% (B)(D)	210,000	5,287,800
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%) (B)	58,227	1,517,396
Unum Group, 6.250%	147,500	4,026,750
Thrifts and mortgage finance 0.1%
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	278,400
Health care 0.6%		3,419,000
Health care equipment and supplies 0.6%
Becton, Dickinson and Company, 6.000%	65,000	3,419,000
Industrials 1.0%		5,221,537
Trading companies and distributors 1.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	166,291	5,221,537
Real estate 4.6%		25,270,007
Equity real estate investment trusts 4.6%
Diversified Healthcare Trust, 5.625% (B)	821,432	19,919,726
Pebblebrook Hotel Trust, 6.375%	129,900	3,507,300
Vornado Realty Trust, 5.400%	70,775	1,842,981
Utilities 37.8%		206,342,471
Electric utilities 13.8%
American Electric Power Company, Inc., 6.125% (B)	160,000	7,956,800
American Electric Power Company, Inc., 6.125% (B)	140,000	7,229,600
Duke Energy Corp., 5.750% (B)	240,000	6,672,000
Interstate Power & Light Company, 5.100% (B)(D)	170,000	4,426,800
NextEra Energy, Inc., 5.279% (B)	65,000	3,540,550
NextEra Energy, Inc., 6.219% (B)(D)	394,250	21,604,900
NSTAR Electric Company, 4.780% (B)	15,143	1,559,729
PG&E Corp., 5.500%	45,000	5,089,500
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%) (B)	75,350	1,941,770
The Southern Company, 6.750% (B)	300,000	15,357,000
Gas utilities 4.4%
South Jersey Industries, Inc., 5.625% (B)	239,275	6,398,214
South Jersey Industries, Inc., 8.750%	165,000	8,386,950
Spire, Inc., 7.500%	57,000	2,802,120
UGI Corp., 7.250%	61,300	6,223,789
Independent power and renewable electricity producers 2.0%
The AES Corp., 6.875%	111,000	11,212,110
Multi-utilities 17.6%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%)	354,930	9,913,195
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	3

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Algonquin Power & Utilities Corp. (6.875% to 10-17-23, then 3 month LIBOR + 3.677%) (B)(D)	526,441	$14,524,507
CMS Energy Corp., 5.625% (B)	225,000	6,012,000
DTE Energy Company, 5.250% (B)	240,000	6,280,800
DTE Energy Company, 6.250% (B)	394,200	19,899,216
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)	272,500	7,425,625
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)(D)	344,000	9,673,280
NiSource, Inc., 7.750% (B)(D)	119,200	12,781,816

Sempra Energy, 5.750% (B)(D)	338,000	9,430,200
Common stocks 8.4% (5.8% of Total investments)		$45,743,029
(Cost $51,275,746)
Communication services 0.4%		2,253,400
Diversified telecommunication services 0.4%
Lumen Technologies, Inc. (B)	190,000	2,253,400
Energy 3.5%		19,214,469
Oil, gas and consumable fuels 3.5%
BP PLC, ADR (B)(D)	172,500	4,966,275
Equitrans Midstream Corp. (B)	442,012	4,557,144
The Williams Companies, Inc. (B)(D)	345,000	9,691,050
Utilities 4.5%		24,275,160
Multi-utilities 4.5%
Algonquin Power & Utilities Corp.	159,000	7,666,980
Dominion Energy, Inc. (B)(D)	165,800	16,608,180

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 43.7% (30.1% of Total investments)				$238,168,061
(Cost $230,374,089)
Communication services 1.3%				7,073,444
Wireless telecommunication services 1.3%
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)(F)	6.875	07-19-27	6,955,000	7,073,444
Consumer discretionary 2.5%				13,450,140
Automobiles 2.5%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	3,000,000	3,457,500
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (F)	6.500	09-30-28	8,922,000	9,992,640
Consumer staples 0.2%				901,800
Food products 0.2%
Land O’ Lakes, Inc. (A)(F)	8.000	07-16-25	835,000	901,800
Energy 5.6%				30,590,768
Oil, gas and consumable fuels 5.6%
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	11,787,000	11,816,468
Energy Transfer LP (3 month LIBOR + 3.018%) (B)(C)	3.143	11-01-66	8,800,000	7,268,800
Energy Transfer LP (6.625% to 2-15-28, then 3 month LIBOR + 4.155%) (F)	6.625	02-15-28	8,000,000	7,750,000
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	3,700,000	3,755,500
4	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials 27.1%				$147,925,832
Banks 17.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(F)	5.875	03-15-28	8,510,000	9,526,690
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(F)	7.750	09-15-23	1,837,000	1,995,074
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) (F)	8.000	06-15-24	3,226,000	3,596,990
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (B)(F)	6.375	04-06-24	7,500,000	7,884,375
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (F)	5.625	07-01-25	3,500,000	3,863,125
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (F)	5.625	07-15-30	2,000,000	2,320,000
JPMorgan Chase & Co. (3 month LIBOR + 3.320%) (B)(C)(D)(F)	3.451	01-01-22	5,230,000	5,232,559
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (B)(D)(F)	4.600	02-01-25	8,000,000	8,182,933
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(F)	6.750	02-01-24	6,000,000	6,558,240
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(F)	7.500	06-27-24	7,500,000	8,296,875
M&T Bank Corp. (3.500% to 9-1-26, then 5 Year CMT + 2.679%) (F)	3.500	09-01-26	8,750,000	8,596,875
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (A)(F)	5.375	11-18-30	6,100,000	6,481,250
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (F)	4.100	02-15-31	5,500,000	5,391,870
SVB Financial Group (4.700% to 11-15-31, then 10 Year CMT + 3.064%) (F)	4.700	11-15-31	4,270,000	4,339,388
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (F)	3.400	09-15-26	3,500,000	3,451,875
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (F)	3.700	01-15-27	7,115,000	7,086,896
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (B)(D)(F)	5.900	06-15-24	2,000,000	2,132,320
Capital markets 2.3%
The Charles Schwab Corp. (4.000% to 12-1-30, then 10 Year CMT + 3.079%) (B)(F)	4.000	12-01-30	3,500,000	3,552,500
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (B)(F)	4.000	06-01-26	4,750,000	4,888,463
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)(F)	5.375	06-01-25	3,800,000	4,179,620
Consumer finance 2.2%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (F)	3.550	09-15-26	7,000,000	7,035,000
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (F)	6.125	06-23-25	4,300,000	4,783,750
Diversified financial services 0.8%
Enstar Finance LLC (5.750% to 9-1-25, then 5 Year CMT + 5.468%)	5.750	09-01-40	4,000,000	4,220,000
Insurance 4.4%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (F)	6.000	06-01-25	2,500,000	2,750,000
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (B)(F)	5.875	03-15-28	5,000,000	5,760,734
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(F)	6.500	11-13-26	7,350,000	7,239,750
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (A)(B)(F)	7.000	05-13-25	8,536,000	8,578,680
Utilities 7.0%				38,226,077
Electric utilities 5.1%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	4,550,000	4,519,115
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-15-26	5,750,000	5,936,875
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%) (B)	6.750	06-15-76	3,224,000	3,784,589
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)(D)(F)	6.250	02-01-22	8,000,000	8,051,759
The Southern Company (3.750% to 9-15-26, then 5 Year CMT + 2.915%)	3.750	09-15-51	2,500,000	2,535,750
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%) (B)(D)	4.000	01-15-51	3,100,000	3,232,370
Multi-utilities 1.9%
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%) (B)(D)	4.750	06-01-50	4,250,000	4,717,500
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc. (5.750% to 10-1-24, then 3 month LIBOR + 3.057%) (B)(D)	5.750	10-01-54	5,000,000	$5,448,119

	Par value^	Value
Short-term investments 0.7% (0.5% of Total investments)		$3,900,000
(Cost $3,900,000)
Repurchase agreement 0.7%		3,900,000
Repurchase Agreement with State Street Corp. dated 10-29-21 at 0.000% to be repurchased at $3,900,000 on 11-1-21, collateralized by $3,761,600 U.S. Treasury Notes, 2.500% due 5-15-24 (valued at $3,978,103)	3,900,000	3,900,000
Total investments (Cost $763,681,070) 145.0%		$791,041,139
Other assets and liabilities, net (45.0%)		(245,404,951)
Total net assets 100.0%		$545,636,188

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	All of a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 10-31-21 was $465,609,814. A portion of the securities pledged as collateral were loaned pursuant to the Credit Facility Agreement. The value of securities on loan amounted to $208,651,008.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 10-31-21, and is a component of the fund’s leverage under the Credit Facility Agreement.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
The fund had the following country composition as a percentage of total investments on 10-31-21:
United States	88.1%
Canada	5.7%
United Kingdom	2.7%
Bermuda	1.8%
Other countries	1.7%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	640	Short	Dec 2021	$(85,113,836)	$(83,650,000)	$1,463,836
						$1,463,836
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	73,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi-Annual	Quarterly	Oct 2022	—	$(1,340,685)	$(1,340,685)
								—	$(1,340,685)	$(1,340,685)

(a)	At 10-31-21, the 3 month LIBOR was 0.132%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK PREFERRED INCOME FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$38,685,925	$38,685,925	—	—
Consumer discretionary	10,142,880	10,142,880	—	—
Consumer staples	13,299,000	—	$13,299,000	—
Energy	10,308,150	10,308,150	—	—
Financials	190,541,079	190,541,079	—	—
Health care	3,419,000	3,419,000	—	—
Industrials	5,221,537	5,221,537	—	—
Real estate	25,270,007	25,270,007	—	—
Utilities	206,342,471	198,916,846	7,425,625	—
Common stocks	45,743,029	45,743,029	—	—
Corporate bonds	238,168,061	—	238,168,061	—
Short-term investments	3,900,000	—	3,900,000	—
Total investments in securities	$791,041,139	$528,248,453	$262,792,686	—
Derivatives:
Assets
Futures	$1,463,836	$1,463,836	—	—
Liabilities
Swap contracts	(1,340,685)	—	$(1,340,685)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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